Schedule of other non-current assets (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Research and development tax credit	€ 250,000	€ 167,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Value added tax (VAT)	110,774	630,342
Research and development tax credit	249,892	167,000
Other non-current assets	21,004	207,218
Total	€ 381,670	€ 1,004,560